CAPITAL STOCK AND OTHER RELATED ACCOUNTS - Additional Information (Details) - ARS ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2023	Dec. 19, 2023	Jan. 31, 2023	Dec. 31, 2022	Jan. 31, 2022
Disclosure of capital stock and other capital related accounts [line items]
Percent limit on treasury stock		10.00%
Number of shares in entity held by entity or by its subsidiaries or associates		12,543,339
Increase (decrease) through treasury share transactions, equity		$ 19,972,158,000
Shares distributed (in shares)		17,473		17,473	10,069	10,069
Acquisition amount			$ 600,000,000
ADR shares
Disclosure of capital stock and other capital related accounts [line items]
Number of shares issued (in shares)		27,542
Issue of equity		$ 106,458,000
ADR shares | Major ordinary share transactions
Disclosure of capital stock and other capital related accounts [line items]
Number of shares issued (in shares)	25,650
Issue of equity	$ 146,403,000
Treasury shares
Disclosure of capital stock and other capital related accounts [line items]
Number of shares in entity held by entity or by its subsidiaries or associates		12,352,329
Other reserves
Disclosure of capital stock and other capital related accounts [line items]
Number of shares in entity held by entity or by its subsidiaries or associates		191,010